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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09713

                            Active Assets Money Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                   ANNUALIZED
PRINCIPAL                                                             YIELD
AMOUNT IN                                                          ON DATE OF        MATURITY
THOUSANDS                        DESCRIPTION                        PURCHASE           DATE              VALUE
---------   ----------------------------------------------------   ----------   -----------------   --------------
            COMMERCIAL PAPER (42.2%)
            Asset-Backed - Auto (1.1%)
$  30,000   FCAR Owner Trust                                          3.20%          05/09/08       $   29,898,667
   16,000   FCAR Owner Trust (A-1+)                                   3.45           05/15/08           15,932,533
   12,000   New Center Asset Trust                                    3.75           04/04/08           11,996,250
                                                                                                    --------------
                                                                                                        57,827,450
                                                                                                    --------------
            Asset-Backed - Consumer (5.0%)
   45,000   CRC Funding*                                            3.11-3.17   05/09/08-05/28/08       44,817,547
   78,427   Old Line Funding, LLC*                                    3.19      04/25/08-05/02/08       78,242,579
   40,078   Park Avenue Rec Co. LLC                                 3.13-3.15        04/01/08           40,078,000
   68,000   Ranger Funding Co. LLC                                  3.22-4.10   04/23/08-04/25/08       67,837,100
   40,308   Thunder Bay Funding LLC*                                3.15-3.28   04/18/08-04/25/08       40,233,069
                                                                                                    --------------
                                                                                                       271,208,296
                                                                                                    --------------
            Asset-Backed - Corporate (0.8%)
   20,000   Atlantis One Funding*                                     3.10           05/09/08           19,934,556
   16,000   CIESCO LLC*                                               3.33           04/14/08           15,980,760
    7,000   Nieuw Amsterdam Receivables Corp.*                        3.25           05/16/08            6,971,563
                                                                                                    --------------
                                                                                                        42,886,878
                                                                                                    --------------
            Asset-Backed - Diversified (2.0%)
    3,200   Fairway Finance Co., LLC                                  3.25           04/01/08            3,200,000
  105,000   Liberty Street Funding LLC*                             2.95-3.35   04/02/08-05/29/08      104,565,125
                                                                                                    --------------
                                                                                                       107,765,125
                                                                                                    --------------
            Asset-Backed - Securities (5.9%)
  100,000   Amstel Funding Corp.*                                   3.05-4.75   04/04/08-06/27/08       99,786,042
   95,000   Cancara Asset Sec LLC*                                  3.15-3.91   04/21/08-05/23/08       94,687,139
   30,000   Grampian Funding LLC*                                     4.68           04/28/08           29,894,700
   60,000   Scaldis Capital LLC*                                      4.15           04/15/08           59,903,167
   35,000   Solitaire Funding LLC*                                  3.12-3.24   06/05/08-07/07/08       34,769,683
                                                                                                    --------------
                                                                                                       319,040,731
                                                                                                    --------------
            Banking (4.5%)
  222,000   Citigroup Funding Inc.                                  3.16-4.73   04/17/08-05/21/08      221,119,613
   20,700   HSBC USA Inc.                                             3.02           05/02/08           20,646,169
                                                                                                    --------------
                                                                                                       241,765,781
                                                                                                    --------------
            Finance - Auto (0.6%)
   34,000   Toyota Motor Credit Corp.                               3.40-3.92   04/14/08-08/07/08       33,780,316
                                                                                                    --------------
            Finance-Consumer (0.9%)
   50,000   American Express CR Corp.                                 2.48           06/17/08           49,734,778
                                                                                                    --------------
            Financial Conglomerates (4.7%)
  260,000   General Electric Capital Corp.                          2.45-3.65   07/21/08-12/07/08      256,127,767
                                                                                                    --------------
            Insurance (0.4%)
   20,000   ING Insurance America Holding Inc.                        4.30           04/10/08           19,978,500
                                                                                                    --------------
            International Banks (15.6%)
   40,000   Barclays U.S. Funding LLC                                 3.01           08/27/08           39,505,844
   44,000   DNB Nor Bank ASA*                                       3.02-3.12   05/30/08-06/09/08       43,765,563
   50,000   KBC Financial Products International*                   2.93-4.78   05/22/08-08/13/08       49,558,056
   18,500   Natexis Banques Populaires U.S. Finance Co. LLC           2.80           08/04/08           18,320,139
  213,500   Royal Bank of Scotland GP                               2.88-4.81   5/23/08-08/14/08       211,378,465
  115,000   Santander Central Hispano Finance (Delaware) Inc.       4.63-4.64   05/07/08-06/02/08      114,182,588
  189,000   Societe Generale N.A., Inc.                             3.36-4.83   04/21/08-07/21/08      188,201,503
   51,000   Swedbank Mortgage AB                                    3.05-4.27   04/11/08-05/02/08       50,896,543
  128,000   UBS Finance (Delaware) LLC                              2.71-4.86   04/30/08-09/12/08      127,147,988
                                                                                                    --------------
                                                                                                       842,956,688
                                                                                                    --------------
            Investment Banks/Brokers (0.7%)
   40,000   Goldman Sachs Group Inc.                                  3.95           05/23/08           39,771,778
                                                                                                    --------------

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
            TOTAL COMMERCIAL PAPER (Cost $2,282,844,087)                                             2,282,844,087
                                                                                                    --------------
            CERTIFICATES OF DEPOSIT (35.8%)
            Domestic Banks (0.8%)
   42,500   Wachovia Bank, NA                                         4.20           07/11/08           42,636,903
                                                                                                    --------------
            International Banks (35.0%)
  175,000   BNP Paribas                                             4.74-4.88   04/24/08-06/27/08      175,000,000
  125,000   Banco Santander SA-NY                                   3.01-3.05   07/31/08-08/22/08      125,003,319
  123,000   Bank of Montreal - Chicago                              3.00-5.09   07/07/08-08/07/08      123,038,810
  239,000   Bank of Scotland                                        2.65-4.91   06/05/08-09/12/08      239,000,000
  197,300   Barclays Bank plc                                       2.95-5.37   06/04/08-11/24/08      197,300,000
   25,000   Calyon - NY                                               3.03           07/25/08           25,000,000
   40,000   Credit Suisse - NY                                        4.87           06/06/08           40,000,000
   75,000   Deutsche Bank Securities, Inc.                            3.02           05/02/08           75,000,000
  205,000   Fortis Bank - New York                                  2.61-3.15   05/28/08-07/21/08      205,000,000
  235,600   NATIXIS                                                 2.75-5.24   04/30/08-08/04/08      235,605,075
   40,000   Royal Bank of Scotland plc                              4.80-4.96   04/14/08-04/30/08       40,000,000
   25,000   Societe Generale N.A., Inc.                               5.08           04/04/08           25,000,000
   35,000   Svenska Handelsbanken - NY                                5.13           04/07/08           35,000,000
  235,000   Toronto Dominion Bank                                   2.64-4.86   06/20/08-09/30/08      235,000,000
   34,000   UBS AG                                                  2.89-4.95   05/05/08-08/16/08      115,002,491
                                                                                                    --------------
                                                                                                     1,889,949,694
                                                                                                    --------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $1,932,586,597)                                      1,932,586,597
                                                                                                    --------------
            FLOATING RATE NOTES (7.7%)
            Asset-Backed - Structured Investment Vehicles (1.4%)
   75,000   Cullinan Finance Corp.*                                   2.32+         04/01/08++          74,998,052
                                                                                                    --------------
            Finance-Automotive (0.8%)
   43,000   American Honda Finance Corp.*                             3.15+         05/06/08++          43,000,000
                                                                                                    --------------
            International Banks (3.2%)
   75,000   Banco Bilbao Vizcaya Argentaria - NY                      4.65+         04/03/08++          74,999,856
  100,000   BNP Paribas                                               3.13+         05/09/08++         100,000,000
                                                                                                    --------------
                                                                                                       174,999,856
                                                                                                    --------------
            Investment Banks/Brokers (2.3%)
  125,000   Merrill Lynch & Co., Inc.*                                2.92+         04/18/08++         125,000,000
                                                                                                    --------------
            TOTAL FLOATING RATE NOTES  (Cost $417,997,907)                                             417,997,907
                                                                                                    --------------
            CORPORATE BOND NOTES (1.4%)
            Asset-Backed - Structured Investment Vehicles
   50,000   Asscher Finance Corp.*                                    5.45           06/25/08           50,000,000
   25,000   Cullinan Finance Corp.*                                 5.36-5.40   04/21/08-04/25/08       24,999,414
                                                                                                    --------------
            TOTAL CORPORATE BOND NOTES (Cost $74,999,414)                                               74,999,414
                                                                                                    --------------
            REPURCHASE AGREEMENT (7.2%)
  337,195   Barclays Captial Inc. (dated 04/01/08; proceeds
               $387,222,236) (Cost $387,195,000) (a)                2.50-2.75        04/01/08          387,195,000
                                                                                                    --------------
            U.S. GOVERNMENT AGENCY - DEBENTURE BOND (2.5%)
  130,170   Federal Home Loan Banks                                 2.65-5.13   02/27/08-11/05/08      130,277,401
    6,980   Freddie Mac                                               5.13           08/14/08            6,996,741
                                                                                                    --------------
            TOTAL U.S. GOVERNMENT AGENCY - DEBENTURE BOND
               (Cost $137,274,142)                                                                     137,274,142
                                                                                                    --------------
            U.S. GOVERNMENT AGENCY - DISCOUNT NOTE (0.2%)
   10,000   Freddie Mac (Cost $9,960,522)                             4.18           05/05/08            9,960,522
                                                                                                    --------------
            EXTENDIBLE NOTES (1.8%)
   48,500   Deutsche Bank Securities, Inc.                            2.81           06/23/08           48,500,000
   48,500   Wachovia Bank, NA                                         4.75           04/04/08           48,500,000
                                                                                                    --------------
            TOTAL EXTENDIBLE NOTES (Cost $97,000,000)                                                   97,000,000
                                                                                                    --------------
            SHORT-TERM BANK NOTE (0.4%)
   20,000   Bank of America Corp. (Cost $20,000,000)                  4.75           04/07/08           20,000,000
                                                                                                    --------------
            TOTAL INVESTMENTS (Cost $5,359,857,669) (b)                                99.2%         5,359,857,669

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
            OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.8             44,427,292
                                                                                -----------------   --------------
            NET ASSETS                                                                100.0%        $5,404,284,961
                                                                                =================   ==============

----------
*    Resale is restricted to qualified institutional investors.

+    Rate shown is the rate in effect at March 31, 2008.

++   Date of next interest rate reset.

(a) Collateralized by Federal National Mortgage Association 5.74% due 08/01/22-04/01/38 valued at $281,528,555 and Freddie Mac 5.50%-6.50% due
     01/01/20-04/01/38 valued at $113,410,346.

(b)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


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